Revenue from contracts with customers	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Revenue from contracts with customers

4.	Revenue from contracts with customers
Disaggregation of revenue
The following table depicts the disaggregation of revenue by type of products or services and timing of transfer of products or services (in thousands):

	Three months ended September 30,
	2022	2021
Type of products or services
QCaaS	$1,346	$980
Professional services	347	306
Other revenue	2	21

Total revenue, net	$1,695	$1,307

Timing of revenue recognition
Revenue recognized over the time	$1,660	$1,247
Revenue recognized at a point in time	35	60

Total revenue, net	$1,695	$1,307

	Nine months ended September 30,
	2022	2021
Type of products or services
QCaaS	$3,905	$3,063
Professional services	812	736
Other revenue	61	54

Total revenue, net	$4,778	$3,853

Timing of revenue recognition
Revenue recognized over the time	$4,618	$3,773
Revenue recognized at a point in time	160	80

Total revenue, net	$4,778	$3,853

Other revenue includes printed circuit board sales.
Revenue by geographical markets is presented in Note 13 -
Geographic areas.
Contract balances
The following table provides information about account receivable, contract assets and liabilities as of September 30, 2022 and December 31, 2021 (in thousands):

	September 30,	December 31,
	2022	2021
Contract assets:
Trade account receivable	$740	$421
Unbilled receivables, which are included in ‘Prepaid expenses and other current assets’	252	17

Total contract assets	992	438

Contract liabilities:
Deferred revenue, current	1,989	2,665
Deferred revenue, noncurrent	—	54
Customer deposit, which are included in ‘Accrued expenses and other current liabilities’	21	21

Total contract liabilities	$2,010	$2,740

Changes in deferred revenue from contracts with customers were as follows (in thousands):

	September 30,	December 31,
	2022	2021
Balance at beginning of period	$2,719	$4,713
Deferral of revenue	3,554	4,092
Recognition of deferred revenue	(4,284)	(6,086)

Balance at end of period	$1,989	$2,719

Remaining performance obligations
A significant number of the Company’s product and service sales are short-term in nature with a contract term of one year or less. For those contracts, the Company has utilized the practical expedient in ASC
606-10-50-14 exempting
the Company from disclosure of the transaction price allocated to remaining performance obligations if the performance obligation is part of a contract that has an original expected duration of one year or less.
As of September 30, 2022, the aggregate amount of remaining performance obligations that were unsatisfied or partially unsatisfied related to customer contracts was $2.0 million. This amount included deferred revenue on the Company’s condensed consolidated balance sheets, of which approximately 99% is expected to be recognized to revenue in the next 12 months.
As of December 31, 2021, the aggregate amount of remaining performance obligations related to customer contracts that are unsatisfied or partially unsatisfied was $2.7 million which included deferred revenue on the Company’s condensed consolidated balance sheets, of which approximately 98% was expected to be recognized to revenue in the next 12 months.

DWave System [Member]
Revenue from contracts with customers
3.	Revenue from contracts with customers
Disaggregation of revenue
The following table depicts the disaggregation of revenue by type of products or services and timing of transfer of products or services (in thousands):

	Years ended December 31,
	2021	2020
Type of products or services
QCaaS	$4,424	$4,313
Professional services	1,786	426
Other revenue	69	421

Total revenue, net	$6,279	$5,160

Timing of revenue recognition
Revenue recognized over time	$6,090	$4,688
Revenue recognized at a point in time	189	472

Total revenue, net	$6,279	$5,160

Other revenue includes printed circuit board sales.
Revenue by geographical markets is presented in Note 16 -
Geographic areas.
Contract balances
The following table provides information about account receivable, contract assets and liabilities as of December 31, 2021, and 2020 (in thousands):

	December 31,
	2021	2020
Contract assets:
Trade account receivable, net	$421	$590
Unbilled receivables, which are included in ‘Prepaid expenses and other current assets’	17	10

Total contract assets	438	600

Contract liabilities:
Deferred revenue, current	2,665	4,713
Deferred revenue, noncurrent	54	—
Customer deposit, which are included in ‘Accrued expenses and other current liabilities’	21	—

Total contract liabilities	2,740	4,713

Changes in deferred revenue from contracts with customers were as follows (in thousands):

	Years ended December 31,
	2021	2020
Balance at beginning of period	$4,713	$4,921
Deferral of revenue	4,092	4,513
Recognition of deferred revenue	(6,086)	(4,721)

Balance at the end of period	$2,719	$4,713

Remaining performance obligations
A significant number of the Company’s product and service sales are short-term in nature with a contract term of one year or less. For those contracts, the Company has utilized the practical expedient in ASC 606-10-50-14 exempting
the Company from disclosure of the transaction price allocated to remaining performance obligations if the performance obligation is part of a contract that has an original expected duration of one year or less.
As of December 31, 2021, the aggregate amount of remaining performance obligations that were unsatisfied or partially unsatisfied related to customer contracts was $2.7 million. This amount included deferred revenue on the Company’s consolidated balance sheets, of which approximately 98% is expected to be recognized to revenue in the next 12 months.
As of December 31, 2020, the aggregate amount of remaining performance obligations that are unsatisfied or partially unsatisfied related to customer contracts was $4.7 million which included deferred revenue on the Company’s consolidated balance sheets, of which approximately 100% was expected to be recognized to revenue in the next 12 months.